Related Party Balance and Transactions - Schedule of Related Party Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transactions [Abstract]
Directors and management fees	$ 92	$ 51
Amortization of shareholders' convertible loans discount and BCF		19
Interest on shareholders' convertible note and loans		$ 125